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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended     MARCH 31, 2002

If amended report check here:   ___                     Amendment Number:

This Amendment (Check only one.) ___ is a restatement.
                                 ___ adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

X       13F HOLDINGS REPORT.

        13F NOTICE.

        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              85

Form 13F Information Table Value Total: $         198303.062
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                      6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
DAIMLERCHRYSLER  ORD     D1668R123           17.382            386       SH         SOLE        00         386
AMB PROPERTY CO  COM     00163T109          192.500           7000       SH         SOLE        00        7000
AOL TIME WARNER  COM     00184A105          140.197           5928       SH         SOLE        00        5928
ABBOTT LABS      COM     002824100         1430.720          27200       SH         SOLE        00       27200
ALEXANDRIA REAL  COM     015271109          200.700           4500       SH         SOLE        00        4500
AMERICAN INTL G  COM     026874107        10606.961         147033       SH         SOLE        00      147033
AMGEN INC        COM     031162100            8.952            150       SH         SOLE        00         150
APARTMENT INVT   CL A    03748R101          193.480           4000       SH         SOLE        00        4000
ARCHSTONE SMITH  COM     039583109          187.530           7000       SH         SOLE        00        7000
AUTOMATIC DATA   COM     053015103         9057.489         155440       SH         SOLE        00      155440
BANK OF AMERICA  COM     060505104          122.436           1800       SH         SOLE        00        1800
BANK ONE CORP    COM     06423A103           94.005           2250       SH         SOLE        00        2250
BED BATH & BEYO  COM     075896100         7769.419         230205       SH         SOLE        00      230205
BOSTON PROPERTI  COM     101121101          197.250           5000       SH         SOLE        00        5000
CBL & ASSOC PPT  COM     124830100           35.350           1000       SH         SOLE        00        1000
CABLEVISION SYS  CL A N  12686C109         3803.070         111855       SH         SOLE        00      111855
CABLEVISION SYS  CL A R  12686C844         1349.823          54693       SH         SOLE        00       54693
CISCO SYS INC    COM     17275R102         8034.927         474597       SH         SOLE        00      474597
CITIGROUP INC    COM     172967101        10533.894         212720       SH         SOLE        00      212720
COLGATE PALMOLI  COM     194162103         8954.262         156680       SH         SOLE        00      156680
COUSINS PPTYS I  COM     222795106          195.375           7500       SH         SOLE        00        7500
DELL COMPUTER C  COM     247025109         7472.995         286212       SH         SOLE        00      286212
DEVELOPERS DIVE  COM     251591103          210.000          10000       SH         SOLE        00       10000
DUKE REALTY COR  COM NE  264411505          182.000           7000       SH         SOLE        00        7000
E M C CORP MASS  COM     268648102         7999.274         671080       SH         SOLE        00      671080
EQUITY OFFICE P  COM     294741103          374.395          12484       SH         SOLE        00       12484
EQUITY RESIDENT  SH BEN  29476L107          172.440           6000       SH         SOLE        00        6000
ESSEX PPTY TR I  COM     297178105          208.720           4000       SH         SOLE        00        4000
FEDERAL HOME LN  COM     313400301         8038.738         126854       SH         SOLE        00      126854
FEDERAL NATL MT  COM     313586109           23.964            300       SH         SOLE        00         300
FIRST INDUSTRIA  COM     32054K103           34.250           1000       SH         SOLE        00        1000
GT GROUP TELECO  CL B N  362359408            0.036            100       SH         SOLE        00         100
GENERAL ELEC CO  COM     369604103         8717.499         232777       SH         SOLE        00      232777
GOLDMAN SACHS G  COM     38141G104          216.600           2400       SH         SOLE        00        2400
GUIDANT CORP     COM     401698105           17.328            400       SH         SOLE        00         400
HOME DEPOT INC   COM     437076102          191.280           3935       SH         SOLE        00        3935
ISTAR FINL INC   COM     45031U101          202.300           7000       SH         SOLE        00        7000
INFOSPACE INC    COM     45678T102            0.002              1       SH         SOLE        00           1
INTEL CORP       COM     458140100         8028.514         264009       SH         SOLE        00      264009
INTERNATIONAL B  COM     459200101         8572.304          82426       SH         SOLE        00       82426
INTERNATIONAL G  COM     459902102            7.790            125       SH         SOLE        00         125
INTERNET HOLDRS  DEPOSI  46059W102            3.018            100       SH         SOLE        00         100
JOHNSON & JOHNS  COM     478160104        10159.609         156422       SH         SOLE        00      156422
KIMCO REALTY CO  COM     49446R109          196.200           6000       SH         SOLE        00        6000
LEE ENTERPRISES  COM     523768109          678.739          18394       SH         SOLE        00       18394
MBNA CORP        COM     55262L100         8024.527         208051       SH         SOLE        00      208051
MCDATA CORP      CL A    580031201            0.131             11       SH         SOLE        00          11
MEDIMMUNE INC    COM     584699102            8.849            225       SH         SOLE        00         225
MEDTRONIC INC    COM     585055106         9218.319         203900       SH         SOLE        00      203900
MERCK & CO INC   COM     589331107         6968.735         121027       SH         SOLE        00      121027
MERISTAR HOSPIT  COM     58984Y103          127.750           7000       SH         SOLE        00        7000
MERRILL LYNCH &  COM     590188108         8076.619         145840       SH         SOLE        00      145840
MICROSOFT CORP   COM     594918104         8891.443         147429       SH         SOLE        00      147429
NETIQ CORP       COM     64115P102            9.269            425       SH         SOLE        00         425
NORTHERN TR COR  COM     665859104         9425.549         156805       SH         SOLE        00      156805
OPENWAVE SYS IN  COM     683718100            0.636            100       SH         SOLE        00         100
ORACLE CORP      COM     68389X105           25.600           2000       SH         SOLE        00        2000
PEPSICO INC      COM     713448108           16.738            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         4686.181         117921       SH         SOLE        00      117921
PHARMACIA CORP   COM     71713U102           40.572            900       SH         SOLE        00         900
PROBUSINESS SER  COM     742674104          189.838           8801       SH         SOLE        00        8801
PROLOGIS TR      SH BEN  743410102          163.450           7000       SH         SOLE        00        7000
SAFEWAY INC      COM NE  786514208          180.080           4000       SH         SOLE        00        4000
SCHERING PLOUGH  COM     806605101           12.520            400       SH         SOLE        00         400
SIMON PPTY GROU  COM     828806109          163.150           5000       SH         SOLE        00        5000
SOLECTRON CORP   COM     834182107           14.235           1825       SH         SOLE        00        1825
SOLUTIA INC      COM     834376105            1.566            180       SH         SOLE        00         180
SUN MICROSYSTEM  COM     866810104           35.280           4000       SH         SOLE        00        4000
SUNGARD DATA SY  COM     867363103           13.188            400       SH         SOLE        00         400
TJX COS INC NEW  COM     872540109           11.003            275       SH         SOLE        00         275
TELE NORTE LEST  SPON A  879246106            2.198            175       SH         SOLE        00         175
TELECOMUNICACOE  SPONSO  879287308           49.575           1500       SH         SOLE        00        1500
TELEFONICA S A   SPONSO  879382208           30.395            918       SH         SOLE        00         918
TEMPLETON CHINA  COM     88018X102            0.045              5       SH         SOLE        00           5
TERRA NETWORKS   SPONSO  88100W103            0.062              8       SH         SOLE        00           8
TITANIUM METALS  COM     888339108            1.782            330       SH         SOLE        00         330
TYCO INTL LTD N  COM     902124106          143.339           4435       SH         SOLE        00        4435
UNITED PARCEL S  CL B    911312106           45.600            750       SH         SOLE        00         750
VIACOM INC       CL A    925524100           14.580            300       SH         SOLE        00         300
VIACOM INC       CL B    925524308         8102.604         167513       SH         SOLE        00      167513
VORNADO RLTY TR  SH BEN  929042109          176.640           4000       SH         SOLE        00        4000
WAL MART STORES  COM     931142103         8574.839         139906       SH         SOLE        00      139906
WELLS FARGO & C  COM     949746101           20.205            409       SH         SOLE        00         409
WORLDCOM INC GA  MCI GR  98157D304            0.106             18       SH         SOLE        00          18
XEROX CORP       COM     984121103            2.150            200       SH         SOLE        00         200